Foreclosed Assets	12 Months Ended
Dec. 31, 2023
Foreclosed Assets
Foreclosed Assets

6. Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Beginning balance	$1,582	$2,724
Transferred from loans receivables, net	-	556
Transferred to loans receivables, net	-	(1,017)
Investments in foreclosed assets	125	316
Sale proceeds	(1,549)	(1,096)
Loss on sale of foreclosed assets	(34)	-
Gain on sale of foreclosed assets	8	101
Impairment loss on foreclosed assets	(2)	(2)
Ending balance	$130	$1,582